Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 146.7%
	Aerospace & Defense: 4.4%
409,500	ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/26	$407,452	0.2
414,750	Amentum Government Services Holdings LLC Term Loan B, 3.590%, (US0001M + 3.500%), 01/29/27	411,985	0.3
1,301,213	American Airlines, Inc. 2018 Term Loan B, 1.842%, (US0001M + 1.750%), 06/27/25	1,228,253	0.8
797,911	Geo Group, Inc. (The) 2018 Term Loan B, 2.090%, (US0001M + 2.000%), 03/22/24	747,709	0.5
1,785,732	Maxar Technologies Ltd. Term Loan B, 2.850%, (US0001M + 2.750%), 10/04/24	1,772,116	1.1
1,218,875	Peraton Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 02/01/28	1,218,113	0.7
660,000	Setanta Aircraft Leasing Designated Activity Compa Term Loan B, 2.140%, (US0003M + 2.000%), 11/05/28	658,556	0.4
475,107	TransDigm, Inc. 2020 Term Loan E, 2.340%, (US0001M + 2.250%), 05/30/25	466,607	0.3
195,000	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 4.173%, (US0003M + 4.000%), 11/10/28	194,482	0.1
		7,105,273	4.4

	Auto Components: 0.6%
795,870	Broadstreet Partners, Inc. 2020 Term Loan B, 3.090%, (US0001M + 3.000%), 01/27/27	783,684	0.5
250,000	Broadstreet Partners, Inc. 2021 Term Loan B2, 3.750%, (US0001M + 3.250%), 09/15/28	247,578	0.1
		1,031,262	0.6

	Automotive: 4.6%
279,300	Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.500%), 04/06/28	279,213	0.2
267,231	Belron Finance US LLC 2018 Term Loan B, 2.438%, (US0003M + 2.250%), 11/13/25	265,840	0.2
1,200,195	Clarios Global LP 2021 USD Term Loan B, 3.341%, (US0001M + 3.250%), 04/30/26	1,188,193	0.7
186,675	Dealer Tire, LLC 2020 Term Loan B, 4.340%, (US0001M + 4.250%), 12/12/25	186,383	0.1
EUR 866,122	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	980,632	0.6
757,051	Gates Global LLC 2021 Term Loan B3, 3.250%, (US0001M + 2.500%), 03/31/27	752,225	0.5
197,240	Hertz Corporation, (The) 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 06/30/28	197,210	0.1
37,265	Hertz Corporation, (The) 2021 Term Loan C, 3.750%, (US0001M + 3.250%), 06/30/28	37,260	0.0
45,714	Holley Purchaser, Inc. 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.750%), 11/17/28	45,586	0.0
274,286	Holley Purchaser, Inc. 2021 Term Loan, 3.923%, (US0003M + 3.750%), 11/17/28	273,515	0.2
913,100	Les Schwab Tire Centers Term Loan B, 4.000%, (US0003M + 3.250%), 11/02/27	912,529	0.6
200,000	Rough Country, LLC 2021 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 07/26/29	200,000	0.1
235,000	Rough Country, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 07/28/28	234,706	0.2
487,550	Truck Hero, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.250%), 01/31/28	484,625	0.3
984,962	Wand NewCo 3, Inc. 2020 Term Loan, 3.175%, (US0003M + 3.000%), 02/05/26	962,624	0.6
390,000	Wheel Pros, LLC 2021 Term Loan, 5.250%, (US0001M + 4.500%), 05/11/28	388,471	0.2
		7,389,012	4.6

	Beverage & Tobacco: 1.0%
250,000	City Brewing Company, LLC Closing Date Term Loan, 4.250%, (US0003M + 3.500%), 04/05/28	247,396	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Beverage & Tobacco: (continued)
902,286		Sunshine Investments B.V. USD Term Loan B3, 2.874%, (US0003M + 2.750%), 03/28/25	$896,647	0.5
503,738		Triton Water Holdings, Inc Term Loan, 4.000%, (US0003M + 3.500%), 03/31/28	502,118	0.3
			1,646,161	1.0

		Brokers, Dealers & Investment Houses: 0.4%
602,000		Forest City Enterprises, L.P. 2019 Term Loan B, 3.590%, (US0001M + 3.500%), 12/08/25	593,471	0.4

		Building & Development: 5.7%
185,000		Aegion Corporation Term Loan, 5.500%, (US0003M + 4.750%), 05/17/28	186,908	0.1
523,456		Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0001M + 4.000%), 10/19/27	522,475	0.3
650,000		Chamberlain Group Inc Term Loan B, 4.000%, (US0001M + 3.500%), 11/03/28	647,156	0.4
1,687,235		Core & Main LP 2021 Term Loan B, 2.592%, (US0001M + 2.500%), 07/27/28	1,675,635	1.0
1,213,900		Cornerstone Building Brands, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 04/12/28	1,212,534	0.8
418,950		Empire Today, LLC 2021 Term Loan B, 5.750%, (US0003M + 5.000%), 04/03/28	412,666	0.3
433,913		Foundation Building Materials Holding Company LLC 2021 Term Loan, 3.340%, (US0003M + 3.250%), 02/03/28	429,709	0.3
47,500	(1)	IPS Corporation 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.750%), 10/02/28	47,263	0.0
237,500		IPS Corporation 2021 Term Loan, 4.250%, (US0001M + 3.750%), 10/02/28	236,312	0.1
288,550		Kodiak Building Partners Inc. Term Loan B, 4.000%, (US0003M + 3.250%), 03/12/28	287,047	0.2
890,036		LBM Acquisition LLC Term Loan B, 4.500%, (US0001M + 3.750%), 12/17/27	878,215	0.5
218,350		LEB Holdings (USA), Inc Term Loan B, 4.500%, (US0003M + 3.750%), 11/02/27	218,725	0.1
566,066		MX Holdings US, Inc. Term Loan B1B, 3.250%, (US0001M + 2.500%), 07/31/25	563,589	0.4
367,969		Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0001M + 5.500%), 11/12/26	369,349	0.2
205,000		Specialty Building Products Holdings, LLC 2021 Term Loan B, 3.923%, (US0003M + 3.750%), 10/15/28	203,924	0.1
369,075		SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 06/02/28	368,921	0.2
760,000		Standard Industries Inc. 2021 Term Loan B, 3.000%, (US0003M + 2.500%), 09/22/28	758,813	0.5
297,721		Wilsonart LLC 2021 Term Loan E, 4.500%, (US0003M + 3.500%), 12/19/26	296,976	0.2
			9,316,217	5.7

		Business Equipment & Services: 17.4%
265,000		24-7 Intouch Inc 2018 Term Loan, 4.840%, (US0001M + 4.750%), 08/25/25	262,019	0.2
355,000		AEA International Holdings (Lux) S.a.r.l. Term Loan B, 4.250%, (US0003M + 3.750%), 09/07/28	355,888	0.2
1,144,250		AlixPartners, LLP 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 02/04/28	1,138,886	0.7
430,000		Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.250%, (US0003M + 3.750%), 05/12/28	426,936	0.3
185,000		Anticimex International AB 2021 USD Term Loan B1, 3.620%, (US0003M + 3.500%), 07/21/28	184,075	0.1
305,000		APX Group, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.500%), 07/10/28	304,564	0.2
950,400		Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	951,440	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
430,000		Ascend Learning, LLC 2021 Term Loan, 3.673%, (US0003M + 3.500%), 11/18/28	$427,917	0.3
323,274		Atlas CC Acquisition Corp Term Loan B, 5.000%, (US0003M + 4.250%), 05/25/28	323,961	0.2
65,751		Atlas CC Acquisition Corp Term Loan C, 5.000%, (US0003M + 4.250%), 05/25/28	65,890	0.0
426,775		Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/26	426,295	0.3
775,187		Castle US Holding Corporation USD Term Loan B, 3.882%, (US0003M + 3.750%), 01/29/27	766,370	0.5
319,200		Cimpress Public Limited Company USD Term Loan B, 4.000%, (US0001M + 3.500%), 05/17/28	319,000	0.2
150,000		DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0001M + 6.750%), 03/30/29	151,312	0.1
104,520	(1)	DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	104,280	0.1
498,988		DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	497,844	0.3
1,152,113		Endure Digital Inc. Term Loan, 4.250%, (US0003M + 3.500%), 02/10/28	1,139,692	0.7
435,000		Ensono, LP 2021 Term Loan, 4.750%, (US0001M + 4.000%), 05/19/28	434,094	0.3
170,000		Escape Velocity Holdings, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.250%), 10/08/28	169,362	0.1
169,421		First Advantage Holdings, LLC 2021 Term Loan B, 2.840%, (US0001M + 2.750%), 01/31/27	168,627	0.1
244,621		Flexential Intermediate Corporation 2nd Lien Term Loan, 7.331%, (US0001M + 7.250%), 08/01/25	237,588	0.1
213,925		Gloves Buyer, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 12/29/27	213,390	0.1
607,950		GreenSky Holdings, LLC 2018 Term Loan B, 3.375%, (US0001M + 3.250%), 03/31/25	606,430	0.4
245,000		Herman Miller, Inc Term Loan B, 2.063%, (US0001M + 2.000%), 07/19/28	245,066	0.1
418,950		ION Trading Finance Limited 2021 USD Term Loan, 4.917%, (US0003M + 4.750%), 04/01/28	419,526	0.2
756,823		Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 12/01/27	752,566	0.5
794,498		Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/27	794,994	0.5
550,000		Misys (Finastra) USD 2nd Lien Term Loan, 8.250%, (US0003M + 7.250%), 06/13/25	549,542	0.3
502,475		Nielsen Consumer Inc. 2021 USD Term Loan B, 4.090%, (US0001M + 4.000%), 03/06/28	503,040	0.3
613,463		Paysafe Group Holdings II Limited USD Term Loan B1, 3.250%, (US0001M + 2.750%), 06/28/28	591,224	0.4
150,000		PECF USS Intermediate Holding III Corporation Term Loan B, 4.423%, (US0003M + 4.250%), 11/04/28	150,094	0.1
900,000		Polaris Newco LLC USD Term Loan B, 4.500%, (US0003M + 4.000%), 06/02/28	898,554	0.5
1,450,599		Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.340%, (US0001M + 3.250%), 05/01/25	1,446,247	0.9
24,194	(1)	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.750%), 12/31/27	24,133	0.0
115,000		Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.090%, (US0001M + 7.000%), 05/29/26	115,704	0.1
762,689		Renaissance Learning, Inc. 2018 Add On Term Loan, 3.340%, (US0001M + 3.250%), 05/30/25	755,063	0.5
419,000		Rockwood Service Corporation 2020 Term Loan, 4.090%, (US0003M + 4.000%), 01/23/27	420,571	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
66,000	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	$66,000	0.0
267,635		Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	267,635	0.2
285,000		SITEL Worldwide Corporation 2021 USD Term Loan, 4.250%, (US0001M + 3.750%), 08/28/28	284,394	0.2

745,000		Skopima Merger Sub Inc. Term Loan B, 4.500%, (US0001M + 4.000%), 05/12/28	739,529	0.4
945,439		SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 4.382%, (US0003M + 4.250%), 07/30/25	906,439	0.5
754,013		SurveyMonkey Inc. 2018 Term Loan B, 3.830%, (US0001W + 3.750%), 10/10/25	751,657	0.5
EUR 460,420		Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B4, 2.375%, (EUR006M + 2.375%), 07/15/25	511,638	0.3
150,000		TPG VIII Elf Purchaser, LLC 2021 Term Loan B, 3.673%, (US0003M + 3.500%), 11/06/28	149,438	0.1
148,875		TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/27	149,191	0.1
132,327		Turing Midco LLC 2021 Term Loan B, 3.500%, (US0001M + 3.000%), 03/23/28	131,886	0.1
1,556,850		Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.178%, (US0003M + 4.000%), 08/20/25	1,522,515	0.9
EUR 1,000,000		Verisure Holding AB 2020 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 07/20/26	1,128,194	0.7
928,304		Verscend Holding Corp. 2021 Term Loan B, 4.090%, (US0001M + 4.000%), 08/27/25	928,739	0.6
248,750		Virtusa Corporation First Lien Term Loan B, 4.500%, (US0001M + 3.750%), 02/11/28	249,165	0.1
967,979		VM Consolidated, Inc. 2021 Term Loan B, 3.382%, (US0003M + 3.250%), 03/19/28	963,139	0.6
482,650		VS Buyer, LLC Term Loan B, 3.090%, (US0001M + 3.000%), 02/28/27	481,443	0.3
22,340	(1)	VT Topco, Inc. 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.750%), 08/01/25	22,323	0.0
127,660		VT Topco, Inc. 2021 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/01/25	127,560	0.1
549,033		West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/24	521,925	0.3

936,250		Yak Access, LLC 2018 1st Lien Term Loan B, 5.174%, (US0003M + 5.000%), 07/11/25	811,863	0.5
240,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 10.129%, (US0003M + 10.000%), 07/10/26	148,400	0.1
			28,205,257	17.4

		Cable & Satellite Television: 1.8%
415,000		Cogeco Financing 2 LP 2021 Incremental Term Loan B, 3.000%, (US0001M + 2.500%), 09/01/28	412,262	0.2
910,000		DirecTV Financing, LLC Term Loan, 5.750%, (US0003M + 5.000%), 08/02/27	909,178	0.6
855,000		Radiate Holdco, LLC 2021 Term Loan B, 4.000%, (US0001M + 3.250%), 09/25/26	848,766	0.5
500,000		Telesat Canada Term Loan B5, 2.900%, (US0002M + 2.750%), 12/07/26	454,817	0.3
328,894		WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/23	328,765	0.2
			2,953,788	1.8

		Chemicals & Plastics: 3.5%
185,000		Avantor Funding, Inc. 2021 Term Loan B5, 2.750%, (US0001M + 2.250%), 11/08/27	184,364	0.1
420,000		Diamond (BC) B.V. 2021 Term Loan B, 3.500%, (US0003M + 3.000%), 09/29/28	418,228	0.3
340,000		GEON Performance Solutions, LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 08/18/28	343,931	0.2
528,675		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 01/29/26	527,684	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Chemicals & Plastics: (continued)
305,000		Ineos US Finance LLC 2021 USD Term Loan B, 2.673%, (US0003M + 2.500%), 11/08/28	$303,983	0.2
214,463		Lonza Group AG USD Term Loan B, 4.750%, (US0006M + 4.000%), 07/03/28	214,463	0.1
640,000		LSF11 A5 Holdco LLC Term Loan, 4.250%, (US0003M + 3.750%), 10/15/28	637,533	0.4
100,000		NIC Acquisition Corp. Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/28	100,000	0.1
455,000		Olympus Water US Holding Corporation 2021 USD Term Loan B, 4.250%, (US0001M + 3.750%), 11/09/28	451,682	0.3
689,475		Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.879%, (US0003M + 4.750%), 10/15/25	689,906	0.4
149,250		Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/27	148,784	0.1
249,375		PQ Corporation 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 06/09/28	249,094	0.2
390,000		Sparta U.S. HoldCo LLC 2021 Term Loan, 4.250%, (US0003M + 3.500%), 08/02/28	390,000	0.2
681,734		Starfruit Finco B.V 2018 USD Term Loan B, 3.092%, (US0001M + 3.000%), 10/01/25	674,064	0.4
285,000		W.R. Grace & Co.-Conn. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 09/22/28	284,703	0.2
			5,618,419	3.5

		Clothing/Textiles: 0.2%
254,363		Birkenstock GmbH & Co. KG USD Term Loan B, 3.750%, (US0003M + 3.250%), 04/27/28	253,462	0.2

		Communications: 0.1%
120,000		iHeartCommunications, Inc. 2020 Incremental Term Loan, 3.750%, (US0001M + 3.250%), 05/01/26	119,550	0.1

		Conglomerates: 0.1%
150,000		Fender Musical Instruments Corporation 2021 Term Loan B, 4.050%, (SOFRRATE + 4.000%), 12/01/28	149,813	0.1

		Consumer, Cyclical: 0.1%
184,075		WellPet - TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/27	184,018	0.1

		Consumer, Non-cyclical: 0.9%
1,105,000		CoreLogic, Inc. TL B 1L, 4.000%, (US0001M + 3.500%), 06/02/28	1,099,820	0.7
449,214		Lifescan Global Corporation 2018 1st Lien Term Loan, 6.130%, (US0003M + 6.000%), 10/01/24	439,668	0.2
			1,539,488	0.9

		Containers & Glass Products: 5.0%
691,525		Altium Packaging LLC 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 02/03/28	680,432	0.4
1,550,473		BWAY Holding Company 2017 Term Loan B, 3.337%, (US0001M + 3.250%), 04/03/24	1,520,110	0.9
952,526		Charter NEX US, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 12/01/27	953,981	0.6
233,943		Graham Packaging Company Inc. 2021 Term Loan, 3.090%, (US0001M + 3.000%), 08/04/27	232,564	0.1
315,000		Plastipak Packaging, Inc. 2021 Term Loan B, 2.673%, (US0003M + 2.500%), 11/17/28	314,082	0.2
376,517		Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/26	372,752	0.2
265,000		Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 4.500%, (US0006M + 4.000%), 10/02/28	264,503	0.2
125,000		Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 7.250%, (US0006M + 6.750%), 10/01/29	125,859	0.1
69,832	(1)	Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 5.000%, (US0003M + 4.000%), 08/31/28	69,859	0.0
430,168		Pro Mach Group, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.000%), 08/31/28	430,329	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Containers & Glass Products: (continued)
930,325		Proampac PG Borrower LLC 2020 Term Loan, 4.504%, (US0003M + 3.750%), 11/03/25	$929,627	0.6
630,238		Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.340%, (US0001M + 3.250%), 02/05/26	625,230	0.4
425,000		Reynolds Group Holdings Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.500%), 09/20/28	423,583	0.3
148,875		Tosca Services, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 08/18/27	148,968	0.1
414,088		TricorBraun Holdings, Inc. 2021 Term Loan, 3.750%, (US0001M + 3.250%), 03/03/28	410,051	0.2
40,373	(1)	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 4.000%), 09/15/28	40,351	0.0
284,627		Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 4.500%, (US0003M + 4.000%), 09/15/28	284,475	0.2
150,000		Valcour Packaging LLC 2021 1st Lien Term Loan, 4.250%, (US0003M + 3.750%), 10/04/28	149,672	0.1
120,000		Valcour Packaging LLC 2021 2nd Lien Term Loan, 7.500%, (US0003M + 7.000%), 10/04/29	120,750	0.1
			8,097,178	5.0

		Cosmetics/Toiletries: 0.4%
484,723		Anastasia Parent, LLC 2018 Term Loan B, 3.882%, (US0003M + 3.750%), 08/11/25	421,255	0.2
279,934		Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.090%, (US0001M + 4.000%), 06/30/24	279,176	0.2
			700,431	0.4

		Drugs: 1.8%
498,704		Amneal Pharmaceuticals LLC 2018 Term Loan B, 3.625%, (US0001M + 3.500%), 05/04/25	490,912	0.3
220,000		ANI Pharmaceuticals, Inc Term Loan B, 5.631%, (US0003M + 6.000%), 04/27/28	220,825	0.1
917,700		Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, (US0001M + 3.500%), 05/05/28	916,983	0.6
1,226,925		Organon & Co USD Term Loan, 3.500%, (US0003M + 3.000%), 06/02/28	1,228,076	0.8
			2,856,796	1.8

		Ecological Services & Equipment: 0.8%
320,000		Clean Harbors Inc. 2021 Incremental Term Loan B, 2.090%, (US0001M + 2.000%), 10/08/28	319,960	0.2
149,625		Denali Water Solutions Term Loan B, 5.000%, (US0003M + 4.250%), 03/25/28	149,438	0.1
817,868		GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0001M + 3.000%), 05/30/25	818,720	0.5
			1,288,118	0.8

		Electronics/Electrical: 22.7%
840,000		AP Core Holdings II, LLC Amortization Term Loan B1, 6.250%, (US0001M + 5.500%), 09/01/27	838,162	0.5
675,000		AP Core Holdings II, LLC High-Yield Term Loan B2, 6.250%, (US0001M + 5.500%), 09/01/27	674,156	0.4
244,388		Atlas Purchaser, Inc. 2021 Term Loan, 6.000%, (US0003M + 5.250%), 05/08/28	241,536	0.1
225,000		Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 5.630%, (US0003M + 5.500%), 02/27/26	227,756	0.1
1,322,941		Banff Merger Sub Inc 2021 USD Term Loan, 3.882%, (US0003M + 3.750%), 10/02/25	1,310,676	0.8
276,412		Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.090%, (US0001M + 4.000%), 04/18/25	276,728	0.2
225,000		Brooks Automation, Inc. 2021 2nd Lien Term Loan, 5.773%, (US0003M + 5.600%), 11/04/29	226,406	0.1
415,000		Brooks Automation, Inc. 2021 Term Loan, 3.523%, (US0003M + 3.350%), 11/17/28	413,184	0.2
665,000		Cloudera, Inc. 2021 Term Loan, 4.250%, (US0001M + 3.750%), 10/08/28	661,259	0.4
2,279		Cohu, Inc. 2018 Term Loan B, 3.175%, (US0003M + 3.000%), 10/01/25	2,269	0.0
153,838		CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0003M + 4.000%), 12/29/27	152,443	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
180,000	ConnectWise, LLC 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 09/29/28	$178,959	0.1
513,985	Constant Contact Inc Term Loan, 4.750%, (US0003M + 4.000%), 02/10/28	512,861	0.3
800,000	Cornerstone OnDemand, Inc. 2021 Term Loan, 4.250%, (US0003M + 3.750%), 10/16/28	797,334	0.5
285,000	Creation Technologies Inc. 2021 Term Loan, 6.000%, (US0003M + 5.500%), 10/05/28	285,356	0.2
447,750	Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/27	447,190	0.3
763,413	EagleView Technology Corporation 2018 Add On Term Loan B, 3.632%, (US0001M + 3.500%), 08/14/25	750,053	0.5
762,300	Epicor Software Corporation 2020 Term Loan, 4.000%, (US0001M + 3.250%), 07/30/27	759,918	0.5
754,300	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 4.000%), 12/01/27	755,337	0.5
393,571	Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.917%, (US0003M + 3.750%), 03/11/28	390,948	0.2
1,219,455	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	1,219,202	0.7
88,000	Hyland Software, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0001M + 6.250%), 07/07/25	89,173	0.1
408,094	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	407,541	0.2
455,000	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/11/27	456,593	0.3
1,130,000	Informatica LLC 2021 USD Term Loan B, 2.875%, (US0001M + 2.750%), 10/27/28	1,124,821	0.7
713,213	Ingram Micro Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 06/30/28	713,993	0.4
365,000	Instructure Holdings, Inc. 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 10/30/28	363,175	0.2
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 7.423%, (US0003M + 7.250%), 12/01/28	149,625	0.1
159,200	Ivanti Software, Inc. 2021 Add On Term Loan B, 4.750%, (US0003M + 4.000%), 12/01/27	157,907	0.1
784,075	LogMeIn, Inc. Term Loan B, 4.839%, (US0001M + 4.750%), 08/31/27	780,645	0.5
160,069	MA FinanceCo., LLC USD Term Loan B3, 2.840%, (US0001M + 2.750%), 06/21/24	158,468	0.1
1,770,000	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 5.750%, (US0003M + 5.000%), 07/27/28	1,765,943	1.1
265,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 9.000%, (US0003M + 8.250%), 07/27/29	262,681	0.2
494,751	McAfee, LLC 2018 USD Term Loan B, 3.842%, (US0001M + 3.750%), 09/30/24	494,923	0.3
2,280,000	MH Sub I, LLC 2017 1st Lien Term Loan, 3.590%, (US0001M + 3.500%), 09/13/24	2,251,785	1.4
150,000	Mitchell International, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0001M + 6.500%), 10/15/29	151,359	0.1
770,000	Mitchell International, Inc. 2021 Term Loan B, 4.250%, (US0001M + 3.750%), 10/15/28	760,953	0.5
518,700	Panther Commercial Holdings L.P Term Loan, 5.000%, (US0003M + 4.500%), 01/07/28	519,565	0.3
150,000	Ping Identity Corporation 2021 Term Loan B, 3.800%, (SOFRRATE + 3.750%), 11/22/28	149,906	0.1
770,715	Project Boost Purchaser, LLC 2019 Term Loan B, 3.590%, (US0001M + 3.500%), 06/01/26	765,127	0.5
727,106	Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/24	729,226	0.4
570,000	Proofpoint, Inc. 1st Lien Term Loan, 3.750%, (US0003M + 3.250%), 08/31/28	565,369	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
1,403,922		Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.379%, (US0003M + 4.250%), 05/16/25	$1,404,360	0.9
750,000		Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.379%, (US0003M + 8.250%), 05/18/26	750,860	0.5
1,268,625		Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/28	1,252,371	0.8
725,000		Redstone Buyer LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/27/28	688,448	0.4
369,618		Riverbed Technology, Inc. 2020 Term Loan B, 7.000%, (US0003M + 6.000%), 12/31/25	335,043	0.2
1,365,000		Rocket Software, Inc. 2018 Term Loan, 4.340%, (US0001M + 4.250%), 11/28/25	1,353,198	0.8
191,781		Sabre GLBL Inc. 2021 Term Loan B1, 3.620%, (US0003M + 3.500%), 12/17/27	190,313	0.1
304,944		Sabre GLBL Inc. 2021 Term Loan B2, 3.620%, (US0003M + 3.500%), 12/17/27	302,609	0.2
1,080,662		Seattle Spinco, Inc. USD Term Loan B3, 2.840%, (US0001M + 2.750%), 06/21/24	1,069,855	0.7
776,248		SolarWinds Holdings, Inc. 2018 Term Loan B, 2.840%, (US0001M + 2.750%), 02/05/24	764,022	0.5
620,800		SonicWall US Holdings Inc. 1st Lien Term Loan, 4.250%, (US0003M + 3.750%), 05/16/25	618,084	0.4
265,000		SonicWall US Holdings Inc. 2nd Lien Term Loan, 7.628%, (US0003M + 7.500%), 05/18/26	263,509	0.2
30,925	(1)	Sovos Compliance, LLC 2021 Delayed Draw Term Loan, 4.620%, (US0003M + 4.500%), 08/11/28	31,099	0.0
179,075		Sovos Compliance, LLC 2021 Term Loan, 5.000%, (US0003M + 4.500%), 08/11/28	180,083	0.1
866,697		Surf Holdings, LLC USD Term Loan, 3.616%, (US0003M + 3.500%), 03/05/27	859,036	0.5
175,000		Tenable Holdings, Inc. Term Loan B, 3.250%, (US0003M + 2.750%), 07/07/28	174,563	0.1
150,000		Trader Interactive, LLC 2021 Term Loan B, 4.500%, (US0003M + 4.000%), 07/28/28	149,813	0.1
1,246,819		Ultimate Software Group Inc (The) Term Loan B, 3.840%, (US0001M + 3.750%), 05/04/26	1,242,144	0.8
135,241		Ultra Clean Holdings, Inc 2021 Term Loan B, 3.840%, (US0001M + 3.750%), 08/27/25	135,494	0.1
437,800		Watlow Electric Manufacturing Company Term Loan B, 4.500%, (US0003M + 4.000%), 03/02/28	436,158	0.3
248,125		Weld North Education, LLC 2021 Term Loan B, 4.250%, (US0001M + 3.750%), 12/21/27	247,846	0.1
546,343		Xperi Corporation 2020 Term Loan B, 3.590%, (US0001M + 3.500%), 06/02/25	545,319	0.3
			36,934,738	22.7

		Energy: 0.2%
274,288		Navitas Midstream Midland Basin, LLC Term Loan B, 4.750%, (US0001M + 4.000%), 12/13/24	273,859	0.2

		Engineering & Construction: 0.1%
124,863		Refficiency Holdings LLC 2021 Term Loan, 4.500%, (US0001M + 3.750%), 12/16/27	124,551	0.1

		Equipment Leasing: 0.4%
165,000		Albion Financing 3 SARL USD Term Loan, 5.423%, (US0003M + 5.250%), 08/17/26	163,453	0.1
458,333		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 3.750%, (US0001M + 3.250%), 02/17/28	455,277	0.3
			618,730	0.4

		Financial: 0.4%
206,791		Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	207,050	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Financial: (continued)
398,995		HUB International Ltd. - TL B3 1L, 4.000%, (US0003M + 3.250%), 04/25/25	$397,748	0.3
			604,798	0.4

		Financial Intermediaries: 5.1%
218,333		Advisor Group, Inc. 2021 Term Loan, 4.590%, (US0001M + 4.500%), 07/31/26	218,242	0.1
275,000		AllSpring Buyer LLC Term Loan B, 3.750%, (US0002M + 3.250%), 11/01/28	274,897	0.2
280,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0003M + 6.500%), 08/02/29	280,000	0.2
385,000		AqGen Island Holdings, Inc. Term Loan, 4.000%, (US0003M + 3.500%), 08/02/28	382,955	0.2
1,184,006		Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.090%, (US0001M + 3.000%), 06/15/25	1,172,165	0.7
283,575		Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 04/23/26	283,221	0.2
53,390		Castlelake Aviation Limited Delayed Draw Term Loan, 3.173%, (US0003M + 3.000%), 10/07/26	52,956	0.0
261,610		Castlelake Aviation Limited Term Loan B, 2.923%, (US0003M + 2.750%), 10/22/26	259,485	0.2
249,373		Citadel Securities LP 2021 Term Loan B, 2.590%, (US0001M + 2.500%), 02/02/28	247,477	0.2
1,021,322		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.840%, (US0001M + 2.750%), 08/21/25	1,014,665	0.6
1,204,792		Edelman Financial Center, LLC 2021 Term Loan B, 4.250%, (US0001M + 3.500%), 04/07/28	1,200,274	0.7
155,625	(1)	Focus Financial Partners, LLC 2021 Delayed Draw Term Loan, 2.620%, (US0003M + 2.500%), 06/24/28	154,328	0.1
672,689		Focus Financial Partners, LLC 2021 Term Loan, 3.000%, (US0001M + 2.500%), 07/01/28	667,084	0.4
59,000		HighTower Holdings LLC 2021 Delayed Draw Term Loan, 4.750%, (US0003M + 4.000%), 04/21/28	58,978	0.0
236,000		HighTower Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 04/21/28	235,911	0.2
229,422		Jane Street Group, LLC 2021 Term Loan, 2.840%, (US0001M + 2.750%), 01/26/28	227,128	0.1
75,000		Trans Union, LLC 2021 2nd Lien Term Loan, 5.173%, (US0003M + 5.000%), 11/16/29	75,000	0.1
795,000		Trans Union, LLC 2021 Term Loan B6, 2.423%, (US0003M + 2.250%), 11/16/28	791,357	0.5
226,603		VFH Parent LLC 2019 Term Loan B, 3.092%, (US0001M + 3.000%), 03/01/26	226,297	0.1
530,952		Victory Capital Holdings, Inc. 2021 Term Loan B, 2.377%, (US0003M + 2.250%), 07/01/26	525,725	0.3
			8,348,145	5.1

		Food Products: 3.2%
612,626		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.842%, (US0001M + 3.750%), 10/01/25	600,884	0.4
233,041		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	233,805	0.1
535,971		B&G Foods, Inc. 2019 Term Loan B4, 2.590%, (US0001M + 2.500%), 10/10/26	535,770	0.3
406,350		CHG PPC Parent LLC 2018 Term Loan B, 2.842%, (US0001M + 2.750%), 03/31/25	405,842	0.2
430,000		CHG PPC Parent LLC 2021 Term Loan, 3.173%, (US0003M + 3.000%), 11/16/28	428,387	0.3
48,947	(1)	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/09/28	48,825	0.0
261,053		Dessert Holdings Inc. Term Loan, 4.750%, (US0003M + 4.000%), 06/09/28	260,400	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Products: (continued)
713,978		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/27	$712,015	0.4
636,620		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750%), 02/05/25	633,791	0.4
327,500	(2),(3),(4)	NPC International, Inc. 2nd Lien Term Loan, 7.673%, (US0003M + 7.500%), 04/18/25	6,550	0.0
270,000		Primary Products Finance LLC Term Loan, 4.173%, (US0003M + 4.000%), 10/25/28	271,350	0.2
817,538		Sigma Bidco B.V. 2018 USD Term Loan B, 3.160%, (US0006M + 3.000%), 07/02/25	796,792	0.5
293,911		Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/27	293,544	0.2
			5,227,955	3.2

		Food Service: 2.6%
498,731		1011778 B.C. Unlimited Liability Company Term Loan B4, 1.840%, (US0001M + 1.750%), 11/19/26	487,899	0.3
945,000		Ali Group S.R.L. 2021 Term Loan B, 2.173%, (US0003M + 2.000%), 10/12/28	936,967	0.6
475,000		Flynn Restaurant Group LP 2021 Term Loan B, 4.423%, (US0003M + 4.250%), 11/22/28	469,062	0.3
756,844		H Food Holdings LLC 2018 Term Loan B, 3.778%, (US0001M + 3.688%), 05/23/25	752,114	0.5
38,188		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 7.250%, (US0003M + 6.750%), 07/30/29	38,522	0.0
3,299	(1)	Pacific Bells, LLC Delayed Draw Term Loan, 4.673%, (US0003M + 4.500%), 10/13/28	3,287	0.0
316,701		Pacific Bells, LLC Term Loan B, 5.000%, (US0003M + 4.500%), 10/13/28	315,513	0.2
237,538		Tacala, LLC 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 02/05/27	236,966	0.2
550,000		US Foods, Inc. 2021 Term Loan B, 2.923%, (US0003M + 2.750%), 11/17/28	548,625	0.3
370,000		Whatabrands LLC 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 08/03/28	368,428	0.2
			4,157,383	2.6

		Food/Drug Retailers: 2.0%
1,283,473		EG Finco Limited 2018 USD Term Loan, 4.132%, (US0003M + 4.000%), 02/07/25	1,275,987	0.8
629,439		Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0002M + 10.750%), 10/01/24	547,612	0.3
471,824	(5)	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0002M + 7.000%) (PIK Rate 7.000%, Cash Rate 1.000%), 04/01/24	484,799	0.3
475,300		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0001M + 5.500%), 09/06/24	476,266	0.3
504,463		United Natural Foods, Inc. Term Loan B, 3.590%, (US0001M + 3.250%), 10/22/25	504,988	0.3
			3,289,652	2.0

		Forest Products: 0.4%
160,000		ASP Blade Holdings, Inc Initial Term Loan, 4.500%, (US0001M + 4.000%), 10/13/28	160,125	0.1
260,000		Osmose Utilities Services, Inc. Term Loan, 3.750%, (US0001M + 3.250%), 06/23/28	257,969	0.2
253,727		Spa Holdings 3 Oy USD Term Loan B, 4.750%, (US0003M + 4.000%), 02/04/28	254,308	0.1
			672,402	0.4

		Health Care: 14.0%
340,375		Accelerated Health Systems, LLC Term Loan B, 3.592%, (US0001M + 3.500%), 10/31/25	339,950	0.2
915,400		ADMI Corp. 2021 Term Loan B2, 3.875%, (US0001M + 3.375%), 12/23/27	904,959	0.6
138,881		Agiliti Health, Inc Term Loan, 2.875%, (US0003M + 2.750%), 01/04/26	137,839	0.1
781,876		Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	750,601	0.5
238,200		ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/27	237,456	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
825,850		Athenahealth, Inc. 2021 Term Loan B1, 4.399%, (US0003M + 4.250%), 02/11/26	$826,676	0.5
190,911		Cano Health LLC Term Loan, 5.250%, (US0003M + 4.500%), 11/23/27	191,329	0.1
270,000		Carestream Dental Equipment, Inc 2021 Term Loan, 5.000%, (US0003M + 4.500%), 11/09/28	269,325	0.2
169,575		CBI Buyer, Inc. Term Loan, 3.750%, (US0003M + 3.250%), 01/06/28	168,374	0.1
238,800		CCRR Parent, Inc Term Loan B, 4.500%, (US0003M + 3.750%), 03/06/28	239,920	0.1
435,000		CHG Healthcare Services Inc. 2021 Term Loan, 4.000%, (US0003M + 3.500%), 09/29/28	433,679	0.3
149,625		Curia Global, Inc. 2021 Term Loan, 4.500%, (US0003M + 3.750%), 08/30/26	149,638	0.1
593,907		Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0002M + 4.000%), 01/08/27	595,670	0.4
725,000		Electron BidCo Inc. 2021 Term Loan, 3.423%, (US0003M + 3.250%), 11/01/28	722,734	0.4
1,205,900		Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.840%, (US0001M + 3.750%), 10/10/25	909,550	0.6
650,088		Global Medical Response, Inc. 2020 Term Loan B, 5.250%, (US0003M + 4.250%), 10/02/25	648,191	0.4
890,467		GoodRx, Inc. 1st Lien Term Loan, 2.843%, (US0001M + 2.750%), 10/10/25	886,571	0.5
309,225		Heartland Dental, LLC 2021 Incremental Term Loan, 4.089%, (US0001M + 4.000%), 04/30/25	307,679	0.2
775,000		Hunter Holdco 3 Limited USD Term Loan B, 4.750%, (US0003M + 4.250%), 08/19/28	774,031	0.5
52,000		Medical Solutions L.L.C. 2021 Delayed Draw Term Loan, 3.673%, (US0003M + 3.500%), 11/01/28	51,825	0.0
273,000		Medical Solutions L.L.C. 2021 First Lien Term Loan, 4.000%, (US0003M + 3.500%), 11/01/28	272,079	0.2
775,000		Medline Borrower, LP USD Term Loan B, 3.750%, (US0001M + 3.250%), 10/23/28	773,665	0.5
320,000		MedRisk, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/10/28	319,700	0.2
675,000		MPH Acquisition Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.250%), 08/17/28	645,469	0.4
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.000%, (US0003M + 7.250%), 03/02/29	149,625	0.1
67,917	(1)	National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 3.750%), 03/02/28	67,110	0.0
20,581		National Mentor Holdings, Inc. 2021 Term Loan C, 4.500%, (US0003M + 3.750%), 03/02/28	20,336	0.0
614,338		National Mentor Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 03/02/28	607,043	0.4
149,625		nThrive, Inc. 2021 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 01/28/28	149,831	0.1
EUR 912,936		Ortho-Clinical Diagnostics SA EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/30/25	1,037,141	0.6
324,188		Pacific Dental Services,LLC 2021 Term Loan, 4.000%, (US0001M + 3.250%), 05/05/28	323,850	0.2
343,275		Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 4.250%, (US0003M + 3.500%), 11/30/27	342,810	0.2
590,000		Parexel International Corporation 2021 1st Lien Term Loan, 3.620%, (US0003M + 3.500%), 11/15/28	588,802	0.4
390,105		Pathway Vet Alliance LLC 2021 Term Loan, 3.840%, (US0001M + 3.750%), 03/31/27	387,910	0.2
412,646		PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/25	411,958	0.3
1,046,019		Phoenix Guarantor Inc 2020 Term Loan B, 3.342%, (US0001M + 3.250%), 03/05/26	1,035,558	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
149,625		Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 4.175%, (US0003M + 4.000%), 06/22/26	$148,814	0.1
149,250		PointClickCare Technologies, Inc. Term Loan B, 3.750%, (US0003M + 3.000%), 12/29/27	148,970	0.1
199,500		Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/26	199,749	0.1
213,925		Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.000%, (US0001M + 3.250%), 03/03/28	212,655	0.1
789,599		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.842%, (US0001M + 3.750%), 11/16/25	784,225	0.5
240,000		Resonetics, LLC 2021 Term Loan, 4.750%, (US0003M + 4.000%), 04/28/28	239,700	0.1
248,128		RxBenefits, Inc. 2020 Term Loan, 5.250%, (US0003M + 5.000%), 12/17/27	249,059	0.2
54,712		Select Medical Corporation 2017 Term Loan B, 2.350%, (US0001M + 2.250%), 03/06/25	54,267	0.0
490,000		Sotera Health Holdings, LLC 2021 Term Loan, 3.250%, (US0003M + 2.750%), 12/11/26	488,315	0.3
EUR 1,000,000		Sunrise Medical 2018 EUR Term Loan B, 3.250%, (EUR0012M + 3.250%), 04/16/25	1,124,886	0.7
616,900		Surgery Center Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 08/31/26	615,572	0.4
520,000		U.S. Anesthesia Partners, Inc. 2021 Term Loan, 4.750%, (US0006M + 4.250%), 10/01/28	517,530	0.3
447,188		Unified Physician Management, LLC 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/16/27	446,442	0.3
450,000		Virgin Pulse, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 04/06/28	445,500	0.3
345,000		WP CityMD Bidco LLC 2021 1st Lien Term Loan B, 3.423%, (US0003M + 3.250%), 11/18/28	344,353	0.2
			22,698,921	14.0

		Home Furnishings: 0.3%
375,000		Conair Holdings, LLC Term Loan B, 4.250%, (US0003M + 3.750%), 05/17/28	374,473	0.2
180,000		Illuminate Merger Sub Corp. Term Loan, 4.000%, (US0003M + 3.500%), 07/21/28	177,817	0.1
			552,290	0.3

		Industrial Equipment: 4.0%
80,275	(1)	CMBF LLC Delayed Draw Term Loan, 6.120%, (US0003M + 6.000%), 08/02/28	79,472	0.1
269,725		CMBF LLC Term Loan, 6.500%, (US0001M + 6.000%), 08/02/28	267,028	0.2
354,962		CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.586%, (US0003M + 3.500%), 11/17/25	353,808	0.2
1,519,085		Filtration Group Corporation 2018 1st Lien Term Loan, 3.090%, (US0001M + 3.000%), 03/29/25	1,502,311	0.9
501,150		Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.132%, (US0003M + 4.000%), 09/30/26	498,331	0.3
125,260		I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0001W + 4.000%), 02/16/28	125,319	0.1
611,076		Kenan Advantage Group, Inc. 2021 Term Loan B1, 4.500%, (US0001M + 3.750%), 03/24/26	611,021	0.4
882,788		Madison IAQ LLC Term Loan, 3.750%, (US0006M + 3.250%), 06/21/28	876,902	0.5
890,000		MKS Instruments, Inc. 2021 USD Term Loan, 2.423%, (US0003M + 2.250%), 10/21/28	887,219	0.5
340,688		Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	339,836	0.2
509,869		Vertical US Newco Inc Term Loan B, 4.000%, (US0006M + 3.500%), 07/30/27	508,977	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Industrial Equipment: (continued)
408,975		Waterlogic Holdings Limited 2021 USD Term Loan B, 4.890%, (US0003M + 4.750%), 08/04/28	$409,997	0.3
			6,460,221	4.0

		Insurance: 7.2%
1,230,568		Acrisure, LLC 2020 Term Loan B, 3.632%, (US0003M + 3.500%), 02/15/27	1,206,725	0.7
245,000		Acrisure, LLC 2021 First Lien Term Loan B, 4.423%, (US0003M + 4.250%), 02/15/27	244,694	0.2
667,737		Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.340%, (US0001M + 3.250%), 05/09/25	659,211	0.4
865,000		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 4.000%, (US0003M + 3.500%), 11/06/27	862,513	0.5
413,313		Aretec Group, Inc. 2018 Term Loan, 4.340%, (US0001M + 4.250%), 10/01/25	412,925	0.3
1,536,959		AssuredPartners, Inc. 2020 Term Loan B, 3.590%, (US0001M + 3.500%), 02/12/27	1,517,747	0.9
487,161		Hub International Limited 2018 Term Loan B, 2.875%, (US0003M + 2.750%), 04/25/25	479,295	0.3
325,000		IMA Financial Group, Inc. Term Loan, 3.923%, (US0003M + 3.750%), 11/01/28	323,375	0.2
1,552,202		NFP Corp. 2020 Term Loan, 3.340%, (US0001M + 3.250%), 02/15/27	1,527,221	0.9
905,592		OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/27	904,178	0.6
301,950		Ryan Specialty Group, LLC Term Loan, 3.750%, (US0001M + 3.000%), 09/01/27	301,572	0.2
1,446,700		Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 3.840%, (US0001M + 3.750%), 09/03/26	1,439,647	0.9
1,824,000		USI, Inc. 2017 Repriced Term Loan, 3.132%, (US0003M + 3.000%), 05/16/24	1,809,548	1.1
			11,688,651	7.2

		Leisure Good/Activities/Movies: 5.2%
118,660		24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 5.132%, (US0003M + 5.000%), 12/29/25	87,512	0.1
321,342		24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 3.000%, 08/26/22	321,342	0.2
317,520		24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 14.173%, (US0003M + 14.000%), 09/29/26	315,932	0.2
177,750		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 4.000%, (US0001M + 3.500%), 08/17/28	176,306	0.1
444,196	(2),(4)	AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.090%, (US0001M + 3.000%), 04/22/26	400,887	0.3
525,000		AppLovin Corporation 2021 Term Loan B, 3.094%, (US0001M + 3.000%), 10/25/28	522,539	0.3
970,000		City Football Group Limited Term Loan, 4.000%, (US0006M + 3.500%), 07/21/28	965,150	0.6
883,200		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.882%, (US0003M + 2.750%), 09/18/24	852,288	0.5
7,644	(5)	Crown Finance US, Inc. 2020 Term Loan B1, 7.132% (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	9,188	0.0
557,200		CWGS Group, LLC 2021 Term Loan B, 3.250%, (US0001M + 2.500%), 06/03/28	554,115	0.3
368,348		Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/25	344,497	0.2
EUR 560		Fluidra S.A. EUR Term Loan B, 2.000%, (EUR001M + 2.000%), 07/02/25	635	0.0
EUR 1,000,000		GVC Holdings PLC 2019 EUR Term Loan B, 2.250%, (EUR006M + 2.250%), 03/29/24	1,121,224	0.7
209,475		Hayward Industries, Inc. 2021 Term Loan, 3.000%, (US0001M + 2.500%), 05/12/28	207,860	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
244,388		MajorDrive Holdings IV LLC Term Loan B, 4.500%, (US0003M + 4.000%), 05/12/28	$244,006	0.2
349,394		National CineMedia, LLC 2021 Incremental Term Loan, 9.000%, (US0001M + 8.000%), 12/20/24	344,153	0.2
175,714		PUG LLC 2021 Incremental Term Loan B, 4.750%, (US0001M + 4.250%), 02/12/27	174,836	0.1
236,191		RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/28	235,453	0.1
17,778		RVR Dealership Holdings, LLC Delayed Draw Term Loan, 4.750%, (US0003M + 4.000%), 02/08/28	17,722	0.0
264,338		Samsonite International S.A. 2020 Incremental Term Loan B2, 3.750%, (US0001M + 3.000%), 04/25/25	262,768	0.2
EUR 745,180		Thor Industries, Inc. 2021 EUR Term Loan, 3.000%, (EUR001M + 3.000%), 02/01/26	845,902	0.5
374,413		WeddingWire, Inc. 1st Lien Term Loan, 4.629%, (US0003M + 4.500%), 12/19/25	375,114	0.2
140,000		WeddingWire, Inc. 2nd Lien Term Loan, 8.379%, (US0003M + 8.250%), 12/21/26	137,900	0.1
			8,517,329	5.2

		Lodging & Casinos: 3.0%
353,036		Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/27	350,167	0.2
429,563		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	429,294	0.3
369,068		Caesars Resort Collection, LLC 2020 Term Loan B1, 3.590%, (US0001M + 3.500%), 07/21/25	369,644	0.2
1,438,594		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.092%, (US0001M + 3.000%), 10/21/24	1,435,896	0.9
445,000		Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 3.500%, (US0003M + 3.000%), 08/02/28	441,941	0.3
250,000		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.842%, (US0001M + 1.750%), 06/22/26	246,680	0.1
541,375		Scientific Games International, Inc. 2018 Term Loan B5, 2.840%, (US0001M + 2.750%), 08/14/24	538,635	0.3
157,110		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 2.382%, (US0003M + 2.250%), 07/21/26	156,226	0.1
380,250		The Enterprise Development Authority Term Loan B, 5.000%, (US0001M + 4.250%), 02/18/28	381,201	0.2
590,000		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 3.750%, (US0006M + 3.250%), 08/06/28	587,787	0.4
			4,937,471	3.0

		Mortgage REITs: 0.2%
37,245		BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan, 3.840%, (US0001M + 3.500%), 06/01/26	36,919	0.0
326,087		BIFM CA Buyer Inc. Term Loan B, 3.592%, (US0001M + 3.500%), 06/01/26	322,826	0.2
			359,745	0.2

		Nonferrous Metals/Minerals: 0.7%
591,066	(2),(3),(4)	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/26	590,549	0.4
558,055		U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	546,197	0.3
			1,136,746	0.7

		Oil & Gas: 3.2%
650,174		Brazos Delaware II, LLC Term Loan B, 4.091%, (US0001M + 4.000%), 05/21/25	638,390	0.4
190,454		Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 5.500%, (US0003M + 4.500%), 10/28/27	168,711	0.1
1,833,656		HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0003M + 6.000%), 07/02/23	1,448,588	0.9

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Oil & Gas: (continued)
420,000	ITT Holdings LLC 2021 Term Loan, 3.250%, (US0001M + 2.750%), 07/10/28	$420,262	0.3
750,000	Lucid Energy Group II Borrower, LLC 2021 Term Loan, 4.423%, (US0003M + 4.250%), 11/24/28	741,250	0.5
315,000	Medallion Midland Acquisition, LLC 2021 Term Loan, 4.500%, (US0003M + 3.750%), 10/18/28	314,606	0.2
380,000	Oryx Midstream Services Permian Basin LLC Term Loan B, 3.750%, (US0003M + 3.250%), 10/05/28	376,913	0.2
445,000	TransMontaigne Operating Company L.P. Term Loan B, 3.673%, (US0003M + 3.500%), 11/17/28	444,444	0.3
375,000	Traverse Midstream Partners LLC 2017 Term Loan, 5.250%, (SOFRRATE + 4.250%), 09/27/24	375,047	0.2
249,364	WaterBridge Midstream Operating LLC Term Loan B, 6.750%, (US0006M + 5.750%), 06/22/26	243,130	0.1
		5,171,341	3.2

	Publishing: 1.1%
148,503	Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0003M + 3.000%), 03/10/28	147,946	0.1
570,000	Dotdash Meredith Inc Term Loan B, 4.050%, (SOFRRATE + 4.000%), 11/22/26	566,794	0.4
535,000	McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 5.250%, (US0001M + 4.750%), 07/28/28	528,780	0.3
493,750	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/25	504,154	0.3
		1,747,674	1.1

	Radio & Television: 3.6%
690,900	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.629%, (US0003M + 3.500%), 08/21/26	676,046	0.4
213,744	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	213,370	0.1
1,008,439	Diamond Sports Group, LLC Term Loan, 3.350%, (US0001M + 3.250%), 08/24/26	433,269	0.3
505,000	Gray Television, Inc. 2021 Term Loan D, 3.094%, (US0001M + 3.000%), 10/20/28	502,222	0.3
763,148	iHeartCommunications, Inc. 2020 Term Loan, 3.090%, (US0001M + 3.000%), 05/01/26	754,681	0.5
557,494	NASCAR Holdings, Inc Term Loan B, 2.590%, (US0001M + 2.500%), 10/19/26	552,674	0.3
1,526,273	Terrier Media Buyer, Inc. 2021 Term Loan, 3.590%, (US0001M + 3.500%), 12/17/26	1,510,295	0.9
654,658	Univision Communications Inc. 2021 First Lien Term Loan B, 4.000%, (US0001M + 3.250%), 03/15/26	653,840	0.4
629,965	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	629,346	0.4
		5,925,743	3.6

	Retailers (Except Food & Drug): 4.3%
21,111	AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.646%, (US0003M + 4.000%), 07/31/28	21,116	0.0
168,889	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.500%, (US0001M + 4.000%), 07/31/28	168,924	0.1
13,910	Belk, Inc. 2021 FLSO Term Loan, 13.000%, (US0003M + 13.000%), 07/31/25	10,154	0.0
346,564	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/26	346,997	0.2
888,288	Great Outdoors Group, LLC 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 03/06/28	892,452	0.5
498,741	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 10/19/27	495,104	0.3
169,575	Jo-Ann Stores, Inc. 2021 Term Loan B1, 5.500%, (US0003M + 4.750%), 07/07/28	166,749	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
150,000		Lakeshore Intermediate LLC Term Loan, 4.000%, (US0003M + 3.500%), 09/29/28	$150,187	0.1
881,787		Leslies Poolmart, Inc. 2021 Term Loan B, 3.000%, (US0003M + 2.500%), 03/09/28	878,549	0.5
391,879		Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0003M + 8.000%), 12/01/25	337,016	0.2
129,186		Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0003M + 11.000%), 06/01/25	129,186	0.1
389,025		Michaels Companies, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 04/15/28	387,566	0.2
EUR 1,000,000		Peer Holding III B.V. 2019 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 01/16/27	1,133,189	0.7
432,825		Petco Animal Supplies, Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.250%), 03/03/28	431,959	0.3
340,000		Petmate First Lien Term Loan, 4.173%, (US0003M + 4.000%), 10/20/28	337,732	0.2
600,000		Pilot Travel Centers LLC 2021 Term Loan B, 2.090%, (US0001M + 2.000%), 08/04/28	595,232	0.4
255,000		Restoration Hardware, Inc. Term Loan B, 3.000%, (US0003M + 2.500%), 10/20/28	254,017	0.2
250,000		Victorias Secret & Co. Term Loan B, 3.750%, (US0003M + 3.250%), 06/30/28	249,219	0.2
			6,985,348	4.3

		Surface Transport: 1.8%
558,600		American Trailer World Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 03/03/28	554,410	0.3
298,469		ENC Holding Corporation 2021 Term Loan, 5.000%, (US0003M + 4.250%), 08/04/28	297,816	0.2
26,531	(1)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/04/28	26,473	0.0
115,000		LaserShip, Inc. 2021 2nd Lien Term Loan, 8.250%, (US0006M + 7.500%), 05/07/29	115,862	0.1
505,000		LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 05/07/28	506,473	0.3
497,500		PODS, LLC 2021 Term Loan B, 3.750%, (US0001M + 3.000%), 03/31/28	494,935	0.3
403,988		Savage Enterprises LLC 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 09/15/28	403,483	0.2
425,000		Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 5.000%, (US0006M + 4.250%), 07/26/28	425,974	0.3
150,000		Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 7.750%, (US0006M + 7.000%), 07/26/29	150,000	0.1
			2,975,426	1.8

		Technology: 2.3%
1,155,056		Misys (Finastra) - TL B 1L, 4.500%, (US0003M + 3.500%), 06/13/24	1,145,511	0.7
855,000		RealPage, Inc. Term Loan B 1L, 3.750%, (US0001M + 3.250%), 04/24/28	848,434	0.5
1,049,420		UKG, Inc. - TL 1L, 4.000%, (US0003M + 3.250%), 05/04/26	1,045,648	0.7
698,211		Veritas US Inc. 2021 USD Term Loan B, 6.000%, (US0003M + 5.000%), 09/01/25	696,321	0.4
			3,735,914	2.3

		Telecommunications: 8.9%
1,257,600		Altice Financing SA USD 2017 1st Lien Term Loan, 2.874%, (US0003M + 2.750%), 01/31/26	1,234,177	0.8
811,750		Altice France S.A. USD Term Loan B11, 2.879%, (US0003M + 2.750%), 07/31/25	797,164	0.5
540,056		Asurion LLC 2018 Term Loan B6, 3.215%, (US0001M + 3.125%), 11/03/23	538,705	0.3
255,000		Asurion LLC 2021 2nd Lien Term Loan B3, 5.340%, (US0001M + 5.250%), 01/31/28	253,215	0 .2
560,000		Asurion LLC 2021 Second Lien Term Loan B4, 5.340%, (US0001M + 5.250%), 01/20/29	555,363	0.3
1,484,794		Asurion LLC 2021 Term Loan B9, 3.340%, (US0001M + 3.250%), 07/31/27	1,467,162	0.9

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
760,000	Avaya, Inc. 2021 Term Loan B2, 4.089%, (US0001M + 4.000%), 12/15/27	$758,931	0.5
148,500	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0001M + 3.250%), 11/30/27	148,129	0.1
407,950	CCI Buyer, Inc. Term Loan, 4.500%, (US0003M + 3.750%), 12/17/27	407,610	0.3
254,363	Cologix, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/01/28	254,749	0.2
830,544	CommScope, Inc. 2019 Term Loan B, 3.340%, (US0001M + 3.250%), 04/06/26	811,338	0.5
750,408	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/26	750,408	0.5
725,254	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.750%, (US0003M + 3.500%), 08/01/24	718,002	0.4
1,928,228	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.340%, (US0001M + 4.250%), 11/29/25	1,855,919	1.1
552,797	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.340%, (US0001M + 8.250%), 11/29/26	517,326	0.3
194,513	GOGO Intermediate Holdings LLC Term Loan B, 4.500%, (US0003M + 3.750%), 04/30/28	194,051	0.1
510,000	Gridiron Fiber Corp. Term Loan, 5.250%, (US0002M + 4.500%), 10/04/28	496,612	0.3
617,774	GTT Communications, Inc. 2018 USD Term Loan B, 2.880%, (US0003M + 2.750%), 05/31/25	522,946	0.3
493,922	Iridium Satellite LLC 2021 Term Loan B2, 3.500%, (US0001M + 2.500%), 11/04/26	493,261	0.3
250,000	Level 3 Financing Inc. 2019 Term Loan B, 1.840%, (US0001M + 1.750%), 03/01/27	244,479	0.1
165,000	Orbcomm Inc. Term Loan B, 5.000%, (US0001M + 4.250%), 09/01/28	165,172	0.1
285,000	Toruk AS 2021 USD Term Loan B, 4.923%, (US0003M + 4.750%), 11/02/28	279,834	0.2
960,000	Zayo Group Holdings, Inc. USD Term Loan, 3.090%, (US0001M + 3.000%), 03/09/27	940,457	0.6
		14,405,010	8.9

	Utilities: 1.0%
190,714	Covanta Holding Corporation 2021 Term Loan B, 2.673%, (US0003M + 2.500%), 11/30/28	190,953	0.1
14,286	Covanta Holding Corporation 2021 Term Loan C, 2.673%, (US0003M + 2.500%), 11/30/28	14,304	0.0
250,000	Edgewater Generation, L.L.C. Term Loan, 3.840%, (US0001M + 3.750%), 12/13/25	237,500	0.1
264,490	Generation Bridge Acquisition, LLC Term Loan B, 5.120%, (PRIME + 4.000%), 08/05/28	265,151	0.2
5,510	Generation Bridge Acquisition, LLC Term Loan C, 5.120%, (US0001M + 5.000%), 08/05/28	5,524	0.0
705,418	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	610,517	0.4
244,388	Tiger Acquisition, LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 06/01/28	242,809	0.2
		1,566,758	1.0

	Total Senior Loans
	(Cost $240,281,841)	238,164,515	146.7

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.1%
135,911	(6)	24 Hour Fitness Worldwide, Inc.	$118,922	0.1
181,068	(6)	24 Hour Fitness Worldwide, Inc. - Preferred	362,136	0.2
25,562		Cineworld Group PLC - Warrants	10,709	0.0
58,667	(6)	Covia Specialty Minerals, Inc.	689,337	0.4
23,578	(6)	Cumulus Media, Inc. Class-A	286,944	0.2
14,717	(6)	Harvey Gulf International Marine LLC	51,510	0.1
9,332	(6)	Harvey Gulf International Marine LLC - Warrants	32,662	0.0
4,941	(6)	iQor	39,528	0.0
41,629	(6)	Longview Power LLC	114,480	0.1
7,268	(6)	Mens Wearhouse, Inc.	9,812	0.0
29,663	(6),(7)	Save-A-Lot, Inc. / Moran Foods	–	0.0
42,856	(6)	The Oneida Group (formerly EveryWare Global, Inc.)	428	0.0
	Total Equities and Other Assets
	(Cost $2,547,282)		1,716,468	1.1

	Total Investments (Cost $242,829,123)		$239,880,983	147.8
	Liabilities in Excess of Other Assets		(77,535,392)	(47.8)
	Net Assets		$162,345,591	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(3)	The borrower has filed for protection in federal bankruptcy court.
(4)	Senior Loan is on non-accrual status at November 30, 2021.
(5)	All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Non-income producing security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR003M	3-month EURIBOR
EUR0012M	12-month EURIBOR
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2021
Asset Table
Investments, at fair value
Senior Loans	$–	$238,164,515	$–	$238,164,515
Equities and Other Assets	286,944	1,429,524	–	1,716,468
Total Investments, at fair value	$286,944	$239,594,039	$–	$239,880,983
Other Financial Instruments+
Forward Foreign Currency Contracts	–	206,798	–	206,798
Total Assets	$286,944	$239,800,837	$–	$240,087,781

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2021 (Unaudited) (Continued)

At November 30, 2021, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 9,260,463	EUR 7,980,000	State Street Bank & Trust Co.	12/14/21	$206,798
				$206,798

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At November 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $244,028,859.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,979,975
Gross Unrealized Depreciation	(4,767,588)

Net Unrealized Depreciation	$(2,787,613)